Business Combination - Additional Information (Detail) - INR (₨) ₨ in Millions			12 Months Ended
	Dec. 31, 2020	Jan. 29, 2019	Mar. 31, 2021	Mar. 31, 2019	Jan. 01, 2021	Aug. 28, 2020	Jan. 30, 2019
Acquisition of Entities Which Were Earlier Under Joint Control
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture	75.00%
Acquisition date fair value of previously held equity interest					₨ 507
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree			₨ 27
Regent Climate Connect Knowledge Solutions Private Limited
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired						100.00%
Prathamesh Solarfarms Limited
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture		49.00%
Acquisition date fair value of previously held equity interest							₨ 569
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree				₨ 77
Percentage of voting equity interests acquired							51.00%